Accounting principles - Royalty certificates liabilities (Details)	Dec. 31, 2025
2023 Royalty Certificates
Guarantee Details
Percentage of right annual royalties on future net sales for royalty certificate holders	2.00%
2024 Royalty Certificates
Guarantee Details
Percentage of right annual royalties on future net sales for royalty certificate holders	3.00%